Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 924,000
Previously Paid Amount	0.00
Total Fee Amount	80.39
Total Offset Amount	0.00
Net Fee	80.39
Narrative - Max Aggregate Offering Price	$ 924,000
Final Prospectus	true